Property and equipment, net (Details) - Summary of property and equipment - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total original costs	$ 13,079	$ 13,960
Less: accumulated depreciation	(11,624)	(12,164)
Net book value	1,455	1,796
Computers [Member]
Property, Plant and Equipment [Line Items]
Total original costs	639	672
Server & switch [Member]
Property, Plant and Equipment [Line Items]
Total original costs	1,323	1,382
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total original costs	1,808	1,685
Wi-Fi terminals for data connectivity services [Member]
Property, Plant and Equipment [Line Items]
Total original costs	8,765	9,632
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total original costs	$ 544	$ 589